Long-term Debt and Lease Obligations - Redemption Percentages for Future Periods (Details) - Senior secured notes - Senior secured second-priority lien notes (maturing December 15, 2021) - Forecast	Dec. 15, 2019
2019
Debt Instrument, Redemption [Line Items]
Notes redemption percentages	105.50%
2020
Debt Instrument, Redemption [Line Items]
Notes redemption percentages	103.50%
2021 and thereafter
Debt Instrument, Redemption [Line Items]
Notes redemption percentages	100.00%